Taxation (Composition of Income Tax Expense) (Effects of Income Tax Expense Exemption and Reduction) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
Tax holiday effect	$ 39,451	$ 46,910	$ 31,819
Basic earnings per share	$ 0.37	$ 0.45	$ 0.31